FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Investment, Fair Value and NAV [Line Items]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal market (or most advantageous market, in the absence of a principal market) for the asset or liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). A three-level fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•     Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
•     Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•     Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques for which some or all significant assumptions are not observable.
The following section describes the valuation methodologies the Plan uses and the Master Trust used to measure financial assets at fair value.
In general, and where applicable, the Plan uses and the Master Trust used quoted prices in active markets for identical assets to determine fair value. This pricing methodology applies to the Plan’s Level 1 assets which include common stocks, convertible equity, and the brokerage window account (which includes interest bearing cash, common stocks and registered investment companies). If quoted prices in active markets for identical assets are not available to determine fair value, then the Plan uses quoted prices for similar assets or inputs other than the quoted prices that are observable either directly or indirectly. These assets are included in Level 2 and consist of corporate, government, and municipal bonds, asset backed securities and mortgage-backed securities as of December 31, 2025, and 2024. Assets for which fair value is determined by management using assumptions that market participants would use in pricing assets are included in Level 3. As of December 31, 2025, and 2024, there were no Level 3 assets held by the Plan.
Target date common/collective trust funds share the common goal of first growing then later preserving principal and contain a mix of U.S. stocks, international stocks, U.S. issued bonds and cash. There are currently no redemption restrictions on these investments. The fair values of the investments in this category have been estimated using the net asset value per unit calculated by the investment’s issuer utilizing quoted market prices, most recent bid prices in the principal market in which the securities are normally traded, pricing services and dealer quotes. Net asset values (“NAV”) are reported by the funds and are supported by the underlying share prices of actual purchases and sale transactions occurring as of or close to the financial statement date. Assets measured at net asset value are exempt from the fair value hierarchy.
Assets Measured at Fair Value on a Recurring Basis
Investments in the Plan measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	Fair Value Measurements Using Input Type
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Brokerage window account	$1,078,335	$—	$—	$1,078,335
L3Harris common stock	1,703,714	—	—	1,703,714
Common collective trust funds
Equities	2,294,463	—	—	2,294,463
Fixed income	—	302,275	—	302,275

Total assets in the fair value hierarchy	$5,076,512	$302,275	$—	$5,378,787
Investments measured at NAV				11,215,637
Total investments at fair value				$16,594,424

Investments in the Master Trust measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	Fair Value Measurements Using Input Type
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Brokerage window account	$917,574	$—	$—	$917,574
L3Harris common stock	1,351,012	—	—	1,351,012
Common collective trust funds
Equities	2,335,075	—	—	2,335,075
Fixed income	—	261,365	—	261,365

Total assets in the fair value hierarchy	$4,603,661	$261,365	$—	$4,865,026
Investments measured at NAV				10,049,414
Total investments at fair value				$14,914,440